Significant Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue	$ 413,564	$ 584,684	$ 448,193
Cost of sales	310,423	440,769	$ 309,223
Accounts receivable, after allowance for credit loss, current	$ 63,865	$ 61,061
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage	57.00%		76.00%
Cost of sales	$ 178,385		$ 233,634
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Three Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage		69.00%
Cost of sales		$ 302,533
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 84,262	$ 139,303	$ 95,991
Concentration risk, percentage	20.00%	24.00%	21.00%
Customer Two | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 45,576
Concentration risk, percentage			11.00%
One Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%
Accounts receivable, after allowance for credit loss, current	$ 13,476
Two Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		28.00%
Accounts receivable, after allowance for credit loss, current		$ 17,027